Defined Contribution Retirement Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Defined Contribution Retirement Plan
Maximum annual contributions per employee (as a percent)	3.00%
Maximum annual contributions per employee	$ 100
Number of years of service during which employers matching contributions vests	4 years
Number of years of service during which employers discretionary profit sharing contributions vests	4 years
Expenses related to matching contributions	$ 1,356	$ 1,260